SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 AMERICA • ASIA PACIFIC • EUROPE

December 3, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Summit Cash Reserves Fund, a series of BlackRock Financial Institutions Series Trust

(Securities Act File No. 002-78646, Investment Company Act No. 811-03189)

Ladies and Gentlemen:

On behalf of BlackRock Financial Institutions Series Trust, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Supplement to the Summary Prospectus and Prospectus for Investor C Shares of BlackRock Summit Cash Reserves Fund (the “Fund”), each dated July 27, 2018, as filed pursuant to Rule 497(e) under the Securities Act of 1933 on November 19, 2018 (the “497 Filing”). The purpose of this filing is to submit the 497 Filing in XBRL for the Fund.

Any questions or comments on the 497 Filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Douglas E. McCormack Douglas E. McCormack

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.